Derivatives - Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Designated Hedges | Current assets | Foreign currency forward contracts
Balance Sheet Location and Fair Value
Derivative assets	$ 1,634
Designated Hedges | Current assets | Cross-currency swaps
Balance Sheet Location and Fair Value
Derivative assets	4,100
Designated Hedges | Current liabilities | Foreign currency forward contracts
Balance Sheet Location and Fair Value
Derivative Liabilities		$ (2,362)
Designated Hedges | Current liabilities | Interest rate swaps
Balance Sheet Location and Fair Value
Derivative Liabilities	(2,118)
Designated Hedges | Non-current liabilities | Interest rate swaps
Balance Sheet Location and Fair Value
Derivative Liabilities	(17,839)	(14,953)
Designated Hedges | Non-current liabilities | Cross-currency swaps
Balance Sheet Location and Fair Value
Derivative Liabilities	(1,850)
Non-designated Hedges | Current assets | Foreign currency forward contracts
Balance Sheet Location and Fair Value
Derivative assets	1,583	501
Non-designated Hedges | Current liabilities | Foreign currency forward contracts
Balance Sheet Location and Fair Value
Derivative Liabilities	(3,666)	(2,037)
Non-designated Hedges | Non-current assets | Option contract
Balance Sheet Location and Fair Value
Derivative assets	$ 2,519	$ 2,638